Long-term loans (Loans from Huaneng Group and its subsidiaries) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of long-term loans [line items]
Long-term loans	¥ 154,071,515	¥ 131,885,708
Less: Current portion of long-term loans	17,213,799	19,808,313
Non-current portion	136,857,716	112,077,395
Huaneng Group and its subsidiaries
Disclosure of long-term loans [line items]
Long-term loans	9,483,974	7,031,664
Less: Current portion of long-term loans	1,203,420	619,570
Non-current portion	8,280,554	6,412,094
Huaneng Group | Unsecured [member] | RMB [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans	1,582,280	666,190
Less: Current portion of long-term loans	667,265	24,530
Non-current portion	¥ 915,015	¥ 641,660
Annual interest rate	3.85%-4.75	4.75
Huaneng Group | Unsecured [member] | RMB [member] | Fixed rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 460,542
Less: Current portion of long-term loans	430
Non-current portion	¥ 460,112
Annual interest rate	3.86
Huaneng Finance [member] | Unsecured [member] | RMB [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 548,506	¥ 4,281,432
Less: Current portion of long-term loans	806	468,800
Non-current portion	¥ 547,700	¥ 3,812,632
Annual interest rate	3.60%-3.71%	3.67%-4.80
Huaneng Finance [member] | Unsecured [member] | RMB [member] | Fixed rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 5,085,239	¥ 317,515
Less: Current portion of long-term loans	450,688	26,200
Non-current portion	¥ 4,634,551	¥ 291,315
Annual interest rate	3.00%-4.51	4.02%-4.75
Tiancheng Financial Leasing [member] | Secured [member] | RMB [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 371,356	¥ 633,258
Less: Current portion of long-term loans	81,356	100,040
Non-current portion	¥ 290,000	¥ 533,218
Annual interest rate	4.10%-5.20%	4.42%-5.20
Tiancheng Financial Leasing [member] | Secured [member] | RMB [member] | Fixed rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 239,626	¥ 89,060
Less: Current portion of long-term loans	2,445
Non-current portion	¥ 237,181	¥ 89,060
Annual interest rate	3.80%-4.65	5.10
Hong Kong Asset Management Co., Ltd | Unsecured [member] | US$ [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 1,196,425	¥ 1,044,209	$ 188,125	$ 160,035
Less: Current portion of long-term loans	430
Non-current portion	¥ 1,195,995	¥ 1,044,209
Annual interest rate	2.30%-4.90	2.30